Securitizations and Variable Interest Entities - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 261	¥ 365
Debt securities issued by SPEs with an initial fair value	1,276	1,423
Cash inflows from third parties on the sale of debt securities	823	830
Cumulative balance of financial assets transferred to SPEs	5,656	5,035
Retained interests	233	215
Interests held in SPEs	23	40
Outstanding collateral service agreements and written credit default swap agreements	¥ 2	¥ 4
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	10.00%	10.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	20.00%	20.00%